Capital management - Summary of Financial Covenants Under Lending Agreements (Parenthetical) (Detail)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of objectives, policies and processes for managing capital [line items]
Maximum senior debt to capitalization	75.00%
Maximum total debt to capitalization		75.00%
Maximum priority debt to consolidated tangible assets	15.00%